Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	$ 8,631.6	$ 7,672.9
Carrying amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	8,631.6	7,672.9
Fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	$ 8,845.5	$ 7,252.0